Other operating results net (Tables)	12 Months Ended
Jun. 30, 2026
Other operating results, net
Schedule of other operating results net
	06.30.2026	06.30.2025	06.30.2024
Gain from commodity derivative financial instruments	40	14,683	20,742
Gain from sale of property, plant and equipment	26	224	(3,392)
Charge of impairment of trading properties	(11,940)	(25,540)	-
Impairment of property, plant and equipment	(21,592)	-	-
Gain from sale of associates and joint ventures	-	3,694	(2,541)
Donations	(4,015)	(1,748)	(1,627)
Lawsuits and other contingencies	(6,549)	(4,507)	(14,925)
Interest and allowances generated by operating assets	8,466	9,924	37,787
Administration fees	2,151	1,485	829
Others	(5,168)	(4,885)	2,924
Total other operating results, net	(38,581)	(6,670)	39,797